LEASES - Maturities of lease liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
2024	¥ 212
2025	136
2026	95
2027	44
2028	58
Thereafter	152
Total operating lease payments	697
Less: imputed interest	(80)
Total	¥ 617	¥ 808